FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04450

Franklin Templeton Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period:  7/31/10

Item 1. Schedule of Investments.

Franklin Templeton Global Trust Franklin Templeton Hard Currency Fund

Statement of Investments, July 31, 2010 (unaudited)

Quarterly Statement of Investments See Notes to Statements of Investments.

Franklin Templeton Global Trust Franklin Templeton Hard Currency Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

At July 31 , 2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty	Type	Quantity	Amount	Date	Appreciation	Depreciation
Indonesian Rupiah	HSBC	Buy	67,360,000,000	$6,180,384	9/07/10	$1,302,606	$
Polish Zloty	DBAB	Buy	4,402,925	1,473,289	9/07/10		(46,744)
Brazilian Real	DBAB	Sell	2,720,000	1,415,193	10/21/10		(104,287)
Brazilian Real	DBAB	Buy	16,214,000	8,800,000	10/21/10	257,664
Canadian Dollar	UBSW	Sell	9,420,000	9,041,736	10/21/10		(112,767)
Canadian Dollar	UBSW	Buy	12,166,830	11,700,000	10/21/10	123,914
Chilean Peso	DBAB	Sell	500,000,000	943,574	10/21/10		(15,443)
Chilean Peso	DBAB	Buy	2,761,650,000	5,100,000	10/21/10	196,939
Indian Rupee	DBAB	Buy	412,544,000	8,800,000	10/21/10		(17,454)
Indian Rupee	DBAB	Sell	76,000,000	1,627,061	10/21/10	9,116
New Israeli Shekel	DBAB	Buy	18,889,380	5,100,000	10/21/10		(97,591)
New Israeli Shekel	DBAB	Sell	3,500,000	926,661	10/21/10		(232)
Norwegian Krone	UBSW	Buy	157,066,250	27,500,000	10/21/10		(1,780,811)
Norwegian Krone	UBSW	Sell	19,500,000	3,159,583	10/21/10		(33,491)
Norwegian Krone	UBSW	Sell	91,000,000	15,157,825	10/21/10	256,812
Swiss Franc	UBSW	Buy	10,000,000	9,890,219	10/21/10		(282,704)
Canadian Dollar	CITI	Buy	6,899,000	6,855,059	10/26/10		(151,172)
Swiss Franc	DBAB	Buy	4,537,463	4,534,968	11/29/10		(173,743)
Swiss Franc	DBAB	Buy	3,128,615	2,716,755	12/06/10	290,561
Malaysian Ringgit	DBAB	Buy	6,000,000	1,759,531	12/15/10	108,963
Polish Zloty	DBAB	Buy	6,900,000	2,046,810	12/28/10	174,869
Swiss Franc	DBAB	Buy	2,750,000	2,506,151	12/28/10	137,831
South Korean Won	HSBC	Buy	3,297,000,000	2,824,951	2/14/11		(57,579)
Polish Zloty	DBAB	Buy	4,800,000	1,657,058	3/16/11		(119,934)
South Korean Won	JPHQ	Buy	8,828,110,000	7,696,830	4/01/11		(296,388)
Australian Dollar	CITI	Sell	8,110,000	6,999,741	4/28/11		(96,998)
Australian Dollar	CITI	Buy	8,110,000	7,143,450	4/28/11		(46,711)
Polish Zloty	DBAB	Buy	2,700,000	809,547	5/19/11	51,205
Polish Zloty	DBAB	Buy	2,514,355	729,772	6/14/11	70,748

ABBREVIATIONS
Counterparty

CITI	Citibank NA
DBAB	Deutsche Bank AG
HSBC	HSBC Bank USA
HSBK	HSBC Bank PLC
JPHQ	JP Morgan Securities Singapore Private Ltd.
UBSW	UBSAG

Currency

AUD	Australian Dollar
CAD	Canadian Dollar
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Franklin Templeton Global Trust

Notes to Statement of Investments (unaudited)

Franklin Templeton Hard Currency Fund

1. ORGANIZATION

Franklin Templeton Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of one fund, the Franklin Templeton Hard Currency Fund (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instnunent dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U. S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivative financial instnunents trade in the over-the-counter market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instnunents. The Fund's net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invests in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

The Fund enters into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Umestricted cash may be invested according to the Fund's investment objectives.

4. INCOME TAXES

At July 31, 2010, the cost of investments and net umealized appreciation (depreciation) for income tax purposes were as follows:

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's assets and liabilities carried at fair value:

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 27, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 27, 2010